As filed with the Securities and Exchange Commission on October 24, 2024

1933 Act File No. 333-150525

1940 Act File No. 811-22201

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X	]
Pre-Effective Amendment No.	[	]
Post-Effective Amendment No. 425	[ X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X	]
Amendment No. 427	[ X	]

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Angela Brickl

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street, NW

Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	On November 15, 2024 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No.  409 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on March 21, 2024, and pursuant to Rule 485(a)(2) would become effective on June 4, 2024.

Post-Effective Amendment No. 416 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 18, 2024, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 417 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 2, 2024, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 418 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 23, 2024, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 420 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 13, 2024, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 421 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 10, 2024, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 422 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 10, 2024, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 424 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 25, 2024, as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No.  425 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 425 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 425 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on October 24, 2024.

DIREXION SHARES ETF TRUST

By:	/s/ Patrick J. Rudnick*
Patrick J. Rudnick
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 425 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill*	Chairman of the Board	October 24, 2024
Daniel D. O’Neill

/s/ Angela Brickl	Trustee	October 24, 2024
Angela Brickl

/s/ David L. Driscoll*	Trustee	October 24, 2024
David L. Driscoll

/s/ Kathleen M. Berkery*	Trustee	October 24, 2024
Kathleen M. Berkery

/s/ Mary Jo Collins*	Trustee	October 24, 2024
Mary Jo Collins

/s/ Carlyle Peake*	Trustee	October 24, 2024
Carlyle Peake

/s/ Patrick J. Rudnick*	Principal Executive Officer	October 24, 2024
Patrick J. Rudnick

/s/ Corey Noltner*	Principal Financial Officer	October 24, 2024
Corey Noltner

*By: /s/ Angela Brickl

Attorney-In-Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 387 to the Trust’s Registration Statement filed with the SEC on February 24, 2023.